Financial Instruments - Fair value-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosure [Abstract]:
Interest rate swaps-liability position, at fair value	$ 88,577	$ 103,212